Statements of Operations	12 Months Ended						80 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CAD	Dec. 31, 2011 CAD
Operating Expense
Professional fees		32,216		20,150		30,125	146,941
Directors' fees				(27,670)		173,575	131,000
Consulting fees				4,500		8,800	13,300
Modification of warrants - stock-based compensation		898,997		898,997		2,100,352	3,898,346
Listing and filing fees		2,255		982		185	49,507
Transfer agent fees		1,066		101		218	5,119
Rent							10,682
Office and sundry		3,433		5,835		12,245	37,504
Total Operating Expense		937,967		902,895		2,325,500	4,292,399
Loss From Operations		(937,967)		(902,895)		(2,325,500)	(4,292,399)
Other Income (Expense)
Interest income (expense)		(930)				(2,340)	2,005
Foreign exchange gain (loss)		600		(15)		(80)	105
Write-off of mineral property option agreement							(3,000)
Income from liability settlement		4,704					4,704
Surrendered oil and gas property interests		(116,748)		(68,231)			(184,979)
Total Other Income (Expense)		(112,374)		(68,246)		(2,420)	(181,165)
Net Loss		(1,050,341)		(971,141)		(2,327,920)	(4,473,564)
Basic and Diluted Net Loss Per Share	$ (2.45)		$ (2.27)		$ (5.55)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	428,236	428,236	427,896	427,896	419,524	419,524